Schedule of Investments (Continued)

ARK Israel Innovative Technology ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.3%

Aerospace & Defense - 7.6%
Aryt Industries Ltd. (Israel)	152,427	$2,168,184
Ashot -Ashkelon Industries Ltd. (Israel)	66,106	2,122,389
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	9,253	2,263,222
Elbit Systems Ltd. (Israel)	2,492	2,065,796
TAT Technologies Ltd.*	52,284	1,924,456
Total Aerospace & Defense		10,544,047

Automobile Components - 1.8%
Mobileye Global, Inc., Class A (Israel)*	281,104	2,442,794

Biotechnology - 6.1%
Compugen Ltd. (Israel)*	786,536	2,052,692
Enlivex Ltd. (Israel)*	1,754,421	1,438,274
Enlivex Ltd. (Israel)*	628,310	515,266
Kamada Ltd. (Israel)	263,304	2,140,196
UroGen Pharma Ltd.*	101,508	2,418,936
Total Biotechnology		8,565,364

Capital Markets - 1.5%
Etoro Group Ltd., Class A (Israel)*	57,966	2,062,430

Communications Equipment - 4.9%
AudioCodes Ltd. (Israel)	246,438	2,282,016
Gilat Satellite Networks Ltd. (Israel)*	118,601	2,189,375
Ituran Location and Control Ltd. (Israel)	40,137	2,311,891
Total Communications Equipment		6,783,282

Diversified Telecommunication - 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	811,433	2,210,709

Electronic Equipment, Instruments & Components - 6.8%
Nayax Ltd. (Israel)*	33,306	2,324,161
PCB Technologies Ltd. (Israel)	427,438	2,254,825
RP Optical Lab Ltd. (Israel)*	173,798	2,107,804
Telsys Ltd. (Israel)	25,278	2,716,672
Total Electronic Equipment, Instruments & Components		9,403,462

Entertainment - 1.6%
Playtika Holding Corp.	614,004	2,244,185

Health Care Equipment & Supplies - 4.9%
Alpha Tau Medical Ltd. (Israel)*	277,086	2,310,897
Brainsway Ltd. (Israel)*(a)	142,500	2,359,800
Inmode Ltd.*	153,224	2,217,152
Total Health Care Equipment & Supplies		6,887,849

Health Care Providers & Services - 2.6%
Amal Holdings AD Ltd. (Israel)	380,522	2,194,512
Nano-X Imaging Ltd. (Israel)*(b)	806,614	1,379,310
Total Health Care Providers & Services		3,573,822

Schedule of Investments (Continued)

ARK Israel Innovative Technology ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

Hotels, Restaurants & Leisure - 4.9%
Fattal Holdings 1998 Ltd. (Israel)*	9,704	$2,419,622
Isrotel Ltd. (Israel)*	43,192	2,255,024
Issta Ltd. (Israel)	59,873	2,140,824
Total Hotels, Restaurants & Leisure		6,815,470

Interactive Media & Services - 1.6%
Taboola.com Ltd. (Israel)*	602,812	2,266,573

IT Services - 6.7%
Malam - Team Ltd. (Israel)*	77,491	2,216,357
Matrix IT Ltd. (Israel)	75,493	2,308,767
One Software Technologies Ltd. (Israel)	106,941	2,338,535
Wix.com Ltd. (Israel)*(b)	32,312	2,413,383
Total IT Services		9,277,042

Machinery - 1.6%
Stratasys Ltd.*	254,709	2,259,269

Media - 1.6%
Perion Network Ltd. (Israel)*	211,984	2,210,993

Personal Care Products - 1.5%
Oddity Tech Ltd., Class A (Israel)*(b)	146,754	2,101,517

Pharmaceuticals - 3.2%
MediWound Ltd. (Israel)*(b)	126,576	2,088,504
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	68,653	2,407,661
Total Pharmaceuticals		4,496,165

Professional Services - 5.0%
Danel Adir Yeoshua Ltd. (Israel)	14,106	2,244,805
Fiverr International Ltd.*	202,039	2,351,734
Hilan Ltd. (Israel)	33,916	2,432,310
Total Professional Services		7,028,849

Semiconductors & Semiconductor Equipment - 10.1%
Camtek Ltd. (Israel)*(b)	12,161	2,333,939
Nova Ltd. (Israel)*(b)	4,220	2,111,815
Qualitau Ltd. (Israel)	10,475	1,972,225
Solrom Holdings Ltd. (Israel)	563,184	2,328,967
Tower Semiconductor Ltd. (Israel)*	10,126	2,238,352
Valens Semiconductor Ltd. (Israel)*	1,412,570	3,065,277
Total Semiconductors & Semiconductor Equipment		14,050,575

Software - 19.2%
Allot Ltd. (Israel)*	297,726	2,163,444
Cellebrite DI Ltd. (Israel)*	170,923	2,221,999
Check Point Software Technologies Ltd. (Israel)*	16,112	1,812,117
Cognyte Software Ltd. (Israel)*	225,795	2,106,667
JFrog Ltd.*	50,621	2,350,839
Monday.com Ltd.*	33,167	2,184,710
Nice Ltd. (Israel)*(a)	21,035	2,145,991
Pagaya Technologies Ltd., Class A*	147,603	2,050,206
RADCOM Ltd. (Israel)*	176,903	2,823,372
Radware Ltd. (Israel)*	86,280	2,312,304
Riskified Ltd., Class A*	488,797	2,253,354
SimilarWeb Ltd. (Israel)*	834,663	2,345,403
Total Software		26,770,406

Schedule of Investments (Continued)

ARK Israel Innovative Technology ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

Wireless Telecommunication Services - 3.5%
Cellcom Israel Ltd. (Israel)	198,244	$2,439,253
Partner Communications Co. Ltd. (Israel)	183,456	2,442,761
Total Wireless Telecommunication Services		4,882,014
Total Common Stocks
(Cost $118,344,375)		136,876,817
MONEY MARKET FUND–0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54%(c)
(Cost $287,206)	287,206	287,206
Total Investments–98.5%
(Cost $118,631,581)		137,164,023
Other Assets in Excess of Liabilities–1.5%		2,090,662
Net Assets–100.0%		$139,254,685

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $10,082,848; total market value of the collateral held by the fund was $10,392,265. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,392,265.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Country	Value	% of Net Assets
Israel	$114,621,977	82.3%
United States	22,542,046	16.2
Total Investments	137,164,023	98.5
Other Assets in Excess of Liabilities	2,090,662	1.5
Net Assets	$139,254,685	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$136,361,551	$–	$515,266	$136,876,817
Money Market Fund	287,206	–	–	287,206
Total	$136,648,757	$–	$515,266	$137,164,023

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.